SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $)	1 Months Ended
	Oct. 31, 2013	Aug. 31, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Date dividend paid		Aug. 31, 2013
Dividend paid (in dollars per share)		$ 0.16
Date dividend declared	Oct. 31, 2013
Dividend declared (in dollars per share)	$ 0.16